EARNINGS (LOSS) PER ORDINARY SHARE - Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings (loss) per ordinary share
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity	$ 946	$ 364	$ 216
Weighted average number of shares (in shares)	419,033,516	418,349,777	417,122,155
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity	$ 7	$ (376)	$ (83)
Basic earnings (loss) per ordinary share (USD per share)	$ 2.27	$ (0.03)	$ 0.32
Basic earnings (loss) per ordinary share - Continuing operations (USD per share)	2.25	0.87	0.52
Basic earnings (loss) per ordinary share - Discontinued operations (USD per share)	$ 0.02	$ (0.90)	$ (0.20)
Diluted earnings (loss) per ordinary share
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity including dilutive effects	$ 946	$ 364	$ 216
Diluted weighted average number of shares (in shares)	419,481,450	418,349,777	417,379,405
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity including dilutive effects	$ 7	$ (376)	$ (83)
Diluted earnings (loss) per ordinary share (USD per share)	$ 2.27	$ (0.03)	$ 0.32
Diluted earnings (loss) per ordinary share - Continuing operations (USD per share)	2.25	0.87	0.52
Diluted earnings (loss) per ordinary share - Discontinued operations (USD per share)	$ 0.02	$ (0.90)	$ (0.20)